RELATED PARTY TRANSACTIONS (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On March 4, 2021, the Sponsor paid an aggregate of $25,000 to cover certain expenses on behalf of the Company in exchange for the issuance of 5,031,250 shares of Class B common stock (the “Founder Shares”). The outstanding Founder Shares included an aggregate of up to 656,250 shares of Class B common stock subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering). The underwriter partially exercised its over-allotment option on August 20, 2021 and forfeited the remainder of the option; thus, 520,875 Founder Shares were forfeited by the Sponsor.
A total of ten anchor investors purchased 14,402,000 Units in the Initial Public Offering at the offering price of $10.00 per Unit; seven anchor investors purchased 1,732,500 Units in the Initial Public Offering at the offering price of $10.00 per Unit, and such allocations were determined by the underwriter; one anchor investor purchased 1,400,000 Units in the Initial Public Offering at the offering price of $10.00 per unit; and two anchor investors purchased 437,500 Units in the Initial Public Offering at the offering price of $10.00 per Unit. In connection with the purchase of such Units, the anchor investors have not been granted any stockholder or other rights in addition to those afforded to the Company’s other public stockholders. Further, the anchor investors are not required to (i) hold any Units, Class A common stock or warrants they may purchase in the Initial Public Offering or thereafter for any amount of time, (ii) vote any Class A common stock they may own at the applicable time in favor of the Business Combination or (iii) refrain from exercising their right to redeem their Public Shares at the time of the Business Combination. The anchor investors will have the same rights to the funds held in the Trust Account with respect to the Class A common stock underlying the Units they purchased in the Initial Public Offering as the rights afforded to the Company’s other public stockholders.
Each anchor investor has entered into separate investment agreements with the Company and the Sponsor pursuant to which each anchor investor purchased a specified number of Founder Shares, or an aggregate of 830,000 Founder Shares, from the Sponsor for $0.005 per share, or an aggregate purchase price of $4,150 at the closing of the Initial Public Offering, which was subject to such anchor investor’s acquisition of 100% of the Units allocated to it by the underwriter in the Initial Public Offering. Pursuant to the investment agreements, the anchor investors have agreed to (a) vote any Founder Shares held by them in favor of the Business Combination and (b) subject any Founder Shares held by them to the same lock-up restrictions as the Founder Shares held by the Sponsor and independent directors.
The Company estimated the fair value of the Founder Shares attributable to the anchor investors to be $4,714,400 or $5.68 per share. The excess of the fair value of the Founder Shares sold over the purchase price of $4,150 (or $0.005 per share) was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, the offering costs were allocated to the separable financial instruments issued in the Initial Public Offering in proportion to the amount allocated to the Class A common stock and Public Warrants, compared to total proceeds received. Offering costs allocated to derivative warrant liabilities were expensed immediately in the statement of operations. Offering costs allocated to the Public Shares were charged to temporary equity upon the completion of the Initial Public Offering.
Promissory Note - Related Party
On March 4, 2021, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate of $300,000 to cover expenses related to the Initial Public Offering. The Promissory Note was non-interest bearing and was payable on the earlier of (i) August 30, 2021 or (ii) the consummation of the Initial Public Offering. As of September 30, 2023 and December 31, 2022, there was no outstanding balance under the Promissory Note. The outstanding balance under the Promissory Note was repaid at the closing of the Initial Public Offering on July 30, 2021.
On October 11, 2022, the Company issued an unsecured Second Promissory Note (the “Second Promissory Note”) to the Sponsor, pursuant to which the Company could borrow up to $1,000,000 from the Second Promissory Note at a 6% interest rate on or before October 11, 2024 to cover, among other things, expenses related to a business combination. On October 11, 2022, the Company borrowed $200,000 under the Second Promissory Note. Between December 21, 2022 and December 27, 2022 the Company borrowed a total of $760,000 under the Second Promissory Note bringing the total drawdowns to $960,000 as of December 31, 2022.
In connection with the Merger Agreement (see Note 1) entered into on August 23, 2023, the Company and its Sponsor entered into an agreement (the “Sponsor Debt Conversion Agreement” or “Convertible Promissory Note”), pursuant to which, the Sponsor has agreed to cancel and release the outstanding indebtedness under the Second Promissory Note in exchange for and in consideration of, the issuance to the Sponsor by the Company of 100,000 shares of Class A Common Stock at the PIPE Investment Closing. The outstanding indebtedness of the Second Promissory Note includes its original principal amount of up to $1,000,000 including accrued but unpaid interest, fees, expenses and other amounts payable to the Second Promissory Note. The Sponsor Debt Conversion Agreement is contingent and effective upon the closing of the Merger. In accordance with ASC 470-50-40-10, a modification or an exchange of debt that adds or eliminates a substantive conversion option as of the conversion date is considered substantial and require extinguishment accounting, noting pursuant to 470-20-40-7 that a conversion feature must be reasonably possible to be considered substantive. The Company determined the conversion feature did meet the criteria to be considered substantive and the Sponsor Debt Conversion Agreement was deemed to be an extinguishment under ASC 470, bringing the outstanding balance under the Second Promissory Note to zero at September 30, 2023. The Sponsor Debt Conversion Agreement was entered into with a related party and as a result, the Company recorded a deemed contribution resulting from debt extinguishment for $115,200 in the Condensed Consolidated Statements of Changes in Stockholders’ Deficit.
The Company evaluated the embedded feature within the Sponsor Debt Conversion Agreement in accordance with ASC 815-15 and determined the embedded feature is not clearly and closely related to the debt host instrument and therefore will be separately measured at fair value, with subsequent changes in fair value recognized in the Condensed Consolidated Statement of Operations.
Management used a probability-based analysis to estimate the fair value of the derivative liability at inception. The original value of the derivative liability was recorded as a debt discount to the Convertible Promissory Note and the debt discount is amortized as non-cash interest expense over the life of the Convertible Promissory Note. The fair value of the derivative liability at inception of the Sponsor Debt Conversion Agreement on August 23, 2023 was $127,097.
At September 30, 2023 and December 31, 2022, the fair value of the derivative liability was $142,761 and $0, respectively. The Company recorded an expense of $15,664 resulting from the increase in fair value of the derivative liability during the three and nine months ended September 30, 2023. Additionally, the Company recorded a debt discount in the amount of $127,097 during the three months ended September 30, 2023. The debt discount is being amortized to interest expense over the life of the Convertible Promissory Note. Amounts amortized to interest expense were $11,638 and $0 for the three and nine months ended September 30, 2023 and 2022, respectively. The unamortized debt discount as of September 30, 2023 was $115,459.
Administrative Support Agreement
The Company entered into an agreement to pay the Sponsor a total of $10,000 per month for administrative, financial and support services. Upon the completion of an initial Business Combination, the Company will cease paying these monthly fees. As of July 1, 2022, the administrative support agreement was terminated and no further expense was incurred. For the three and nine months ended September 30, 2023, the Company did not incur expenses under this agreement. For the three and nine months ended September 30, 2022, the Company incurred expenses $0 and $60,000, respectively under this agreement and is included within formation and operating costs on the accompanying unaudited condensed consolidated statement of operations.
Related Party Loans
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company additional funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds held in the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination is not completed, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. As of September 30, 2023, and December 31, 2022, there were no working capital loans outstanding.

NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On March 4, 2021, the Sponsor paid an aggregate of $25,000 to cover certain expenses on behalf of the Company in exchange for the issuance of 5,031,250 shares of Class B common stock (the “Founder Shares”). The outstanding Founder Shares included an aggregate of up to 656,250 shares of Class B common stock subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering). The underwriter partially exercised its over-allotment option on August 20, 2021 and forfeited the remainder of the option; thus, 520,875 Founder Shares were forfeited by the Sponsor.
A total of ten anchor investors purchased 14,402,000 Units in the Initial Public Offering at the offering price of $10.00 per Unit; seven anchor investors purchased 1,732,500 Units in the Initial Public Offering at the offering price of $10.00 per Unit, and such allocations were determined by the underwriter; one anchor investor purchased 1,400,000 Units in the Initial Public Offering at the offering price of $10.00 per unit; and two anchor investors purchased 437,500 Units in the Initial Public Offering at the offering price of $10.00 per Unit. In connection with the purchase of such Units, the anchor investors have not been granted any stockholder or other rights in addition to those afforded to the Company’s other public stockholders. Further, the anchor investors are not required to (i) hold any Units, Class A common stock or warrants they may purchase in the Initial Public Offering or thereafter for any amount of time, (ii) vote any Class A common stock they may own at the applicable time in favor of the Business
Combination or (iii) refrain from exercising their right to redeem their Public Shares at the time of the Business Combination. The anchor investors will have the same rights to the funds held in the Trust Account with respect to the Class A common stock underlying the Units they purchased in the Initial Public Offering as the rights afforded to the Company’s other public stockholders.
Each anchor investor has entered into separate investment agreements with the Company and the Sponsor pursuant to which each anchor investor purchased a specified number of Founder Shares, or an aggregate of 830,000 Founder Shares, from the Sponsor for $0.005 per share, or an aggregate purchase price of $4,150 at the closing of the Initial Public Offering, which was subject to such anchor investor’s acquisition of 100% of the Units allocated to it by the underwriter in the Initial Public Offering. Pursuant to the investment agreements, the anchor investors have agreed to (a) vote any Founder Shares held by them in favor of the Business Combination and (b) subject any Founder Shares held by them to the same lock-up restrictions as the Founder Shares held by the Sponsor and independent directors.
The Company estimated the fair value of the Founder Shares attributable to the anchor investors to be $4,714,400 or $5.68 per share. The excess of the fair value of the Founder Shares sold over the purchase price of $4,150 (or $0.005 per share) was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, the offering costs were allocated to the separable financial instruments issued in the Initial Public Offering in proportion to the amount allocated to the Class A common stock and Public Warrants, compared to total proceeds received. Offering costs allocated to derivative warrant liabilities were expensed immediately in the statement of operations. Offering costs allocated to the Public Shares were charged to temporary equity upon the completion of the Initial Public Offering.
Promissory Note - Related Party
On March 4, 2021, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate of $300,000 to cover expenses related to the Initial Public Offering. The Promissory Note was non-interest bearing and was payable on the earlier of (i) August 30, 2021 or (ii) the consummation of the Initial Public Offering. As of December 31, 2022 and December 31, 2021 there was no outstanding balance under the Promissory Note. The outstanding balance under the Promissory Note was repaid at the closing of the Initial Public Offering on July 30, 2021.
On October 11, 2022, the Company issued an unsecured Second Promissory Note (the “Second Promissory Note”) to the Sponsor, pursuant to which the Company could borrow up to $1,000,000 from the Second Promissory Note at a 6% interest rate on or before October 11, 2024 to cover, among other things, expenses related to a business combination. On October 11, 2022, the Company borrowed $200,000 under the Second Promissory Note. Between December 21, 2022 and December 27, 2022 the Company borrowed a total of $760,000 under the Second Promissory Note bringing the total drawdowns to $960,000 as of December 31, 2022.
Administrative Support Agreement
The Company entered into an agreement to pay the Sponsor a total of $10,000 per month for administrative, financial and support services. Upon the completion of an initial Business Combination, the Company will cease paying these monthly fees. As of July 1, 2022, the administrative support agreement was terminated and no further expense was incurred. For the year ended December 31, 2022 and for the period from March 1, 2021 (inception) through December 31, 2021, the Company incurred expenses $60,000 and $100,000, respectively under this agreement.
Related Party Loans
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company additional funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds held in the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the
Trust Account. In the event that a Business Combination is not completed, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2022 and 2021, no Working Capital Loans were outstanding.